Finance and other expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance And Other Expenses [Abstract]
Summary of Finance and Other Expenses
	Year ended December 31,
	2020	2019	2018
	£000s	£000s	£000s
Lease liability interest expense	16	33	-
Net foreign exchange losses	307	130	-
Total Finance and other expenses	323	163	-